Financial Risk Management - Additional Information (Detail) $ in Thousands	Dec. 31, 2021 USD ($) DebtInstrument	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Financial Risks Management [Abstract]
Number of floating-rate debt instruments | DebtInstrument	0
Cash and cash equivalents	$ 54,734	$ 31,183	$ 69,370	$ 138,640
Other receivables	$ 3,560	$ 397